Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures
Schedule of material non consolidated entities - joint ventures

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pelletizing	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pelletizing	50.9%	51.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pelletizing	50.9%	51.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pelletizing	51.0%	51.1%	49.0%
Companhia Siderúrgica do Pecém ("CSP")	Brazil	Steel	50.0%	50.0%	50.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	46.8%	51.8%
Nacala Corridor Holding Netherlands B.V.	Netherlands	Coal	50.0%	50.0%	50.0%
Samarco Mineração S.A.	Brazil	Pelletizing	50.0%	50.0%	50.0%

Schedule of material non consolidated entities - direct and indirect associates
Direct and indirect associates
Henan Longyu Energy Resources Co., Ltd.	China	Coal	25.0%	25.0%	75.0%
VLI S.A.	Brazil	Logistics	37.6%	37.6%	62.4%

Schedule of changes in investments in associates and joint ventures

	2018			2017
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Balance at January 1st,	1,441	2,127	3,568	1,437	2,259	3,696
Additions (i)	—	23	23	1	92	93
Translation adjustment	(184)	(272)	(456)	(2)	(28)	(30)
Equity results in income statement	44	261	305	57	41	98
Equity results in statement of comprehensive income	—	—	—	—	(152)	(152)
Dividends declared	—	(291)	(291)	(57)	(226)	(283)
Transfer from non-current assets held for sale (ii)	87	—	87	—	—	—
Others	4	(15)	(11)	5	141	146
Balance at December 31,	1,392	1,833	3,225	1,441	2,127	3,568

(i)    Refers to the Coal segment and others in the amounts of US$11 and US$12, respectively, on December 31, 2018 and US$75 and US$18, respectively, on December 31, 2017.

(ii)   Refers to 18% interest held by Vale Fertilizantes at Ultrafertil which was transferred to Vale as part of the settlement in January 2018 (note 14).

Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	December 31, 2018	December 31, 2017	2018	2017	2016	2018	2017	2016
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	23	26	5	7	9	1	1	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	104	89	69	50	17	32	19	26
Companhia Hispano-Brasileira de Pelotização (i)	50.89	51.00	83	82	55	41	15	23	16	27
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	81	80	60	40	16	32	17	9
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	148	137	126	93	29	67	29	41
MRS Logística S.A.	48.16	46.75	496	517	72	69	57	27	29	10
VLI S.A.	37.60	37.60	857	968	30	29	36	7	19	—
Zhuhai YPM Pellet Co.	25.00	25.00	22	23	—	—	—	—	—	—
			1,814	1,922	417	329	179	189	130	113
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	317	317	16	20	(4)	—	—	—
			317	317	16	20	(4)	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	14	13	1	1	(1)	—	—	4
Others			—	—	—	—	(3)	—	—	—
			14	13	1	1	(4)	—	—	4
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	486	571	25	27	46	25	29	39
Aliança Norte Energia Participações S.A. (i)	51.00	51.00	162	160	15	(2)	(6)	—	—	—
California Steel Industries, Inc.	50.00	50.00	247	200	77	42	33	31	27	4
Companhia Siderúrgica do Pecém	50.00	50.00	—	262	(243)	(264)	25	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	93	101	2	13	48	—	41	32
Others			92	22	(5)	(68)	(8)	—	—	1
			1,080	1,316	(129)	(252)	138	56	97	76
Total			3,225	3,568	305	98	309	245	227	193

(i)   Although the Company held a majority of the voting capital, the entities are accounted under equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

Summarized financial information about relevant associates and joint ventures

	December 31, 2018
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	186	693	964	263	1,104	679
Non-current assets	938	3,062	296	1,826	392	3,938
Total assets	1,124	3,755	1,260	2,089	1,496	4,617
Current liabilities	83	970	437	359	203	544
Non-current liabilities	158	2,785	2	699	26	1,795
Total liabilities	241	3,755	439	1,058	229	2,339
Stockholders'equity	883	—	821	1,030	1,267	2,278
Net income (loss)	45	(486)	609	150	65	79

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,172
Total assets	1,337	4,471	1,070	2,372	1,494	4,910
Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799
Total liabilities	299	3,947	306	1,298	226	2,336
Stockholders'equity	1,038	524	764	1,074	1,268	2,574
Net income (loss)	49	(528)	442	143	79	77

(i)    Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.